15. Income Taxes (Details Narrative) - Mar. 31, 2015 - USD ($)	Total
Foreign tax credit carryforward	$ 50,000
Foreign tax credit expiration date	Mar. 31, 2023
Federal [Member]
Net operating loss carryforwards	$ 87,831,000
Operating loss beginning expiration dates	Mar. 31, 2020
Federal research credit carryforwards	$ 827,000
Research credit expiration date	Mar. 31, 2023
State and Local Jurisdiction [Member]
Net operating loss carryforwards	$ 64,666,000
Operating loss beginning expiration dates	Mar. 31, 2016
State research credit carryfowards	$ 790,000
Foreign Tax Authority [Member]
Net operating loss carryforwards	$ 14,988,000
Operating loss beginning expiration dates	Mar. 31, 2017